Related Party Transactions - Additional Information (Detail) (CVP1, USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013 Accrued Expenses and Other Current Liabilities	Dec. 31, 2012 Accrued Expenses and Other Current Liabilities	Dec. 31, 2012 General and Administrative Expense	Dec. 31, 2011 General and Administrative Expense
Related Party Transaction [Line Items]
Consultancy service agreement effective date	Feb. 01, 2011
Advisory service fee monthly payment description	19 per month plus a service success fee
Agreement termination period	2012-06
Fee, including service success fee				$ 241	$ 539
Fee owed		$ 0	$ 0